U.S. SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C.  20549

                                          FORM 24F-2
                              Annual Notice of Securities Sold
                                    Pursuant to Rule 24f-2



1.    Name and address of issuer:

      T. Rowe Price International Funds, Inc.
      100 East Pratt Street
      Baltimore, MD 21202


2. Name of each series or class of funds for which this notice is filed:

      T. Rowe Price International Stock Fund
      T. Rowe Price International Discovery Fund
      T. Rowe Price European Stock Fund
      T. Rowe Price New Asia Fund
      T. Rowe Price Japan Fund
      T. Rowe Price Latin America Fund
      T. Rowe Price Emergin Markets Stock Fund

3.    Investment Company Act File Number: 811-2958

      Securities Act File Number: 2-65539


4.    Last day of fiscal year for which this notice is filed:

      October 31, 1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before
      termination of the issuer's 24f-2 declaration:                [  ]

6.    Date of termination of issuer's declaration under rule
      24f-2(a)(1), if applicable (see instruction A.6):

      Not applicable

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

      None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

      None

9. Number and aggregate sale price of securities sold during the fiscal year:

      285,682,620 shares aggregating $2,990,672,947

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

      285,682,620 shares aggregating $2,990,672,947

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

      58,301,935 shares aggregating $576,266,883

12.   Calculation of registration fee:

      (i)  Aggregate sale price of securities
           sold during the fiscal year in reliance
           on rule 24f-2 (from Item 10):                 $2,990,672,947

     (ii)  Aggregate price of shares issued in
           connection with dividend reinvestment
           plans (from Item 11, if applicable):       +  $  576,266,883

    (iii)  Aggregate price of shares redeemed
           or repurchased during the fiscal year
           (if applicable):                           -  $2,861,476,239

     (iv)  Aggregate price of shares redeemed or
           repurchased and previously applied as
           a reduction to filing fees pursuant
           to rule 24e-2 (if applicable):             +             -0-

      (v)  Net aggregate price of securities sold
           and issued during the fiscal year in
           reliance on rule 24f-2 [line (i), plus
           line (ii), less line (iii), plus line
           (iv)] (if applicable):                     = $   705,463,591

     (vi)  Multiplier prescribed by Section 6(b)
           of the Securities Act of 1933 or other
           applicable law or regulation (see
           Instruction C.6):                          x          1/2900

    (vii)  Fee due [line (i) or line (v)
           multiplied by line (vi)]:                  =     $243,263.31



Instruction:  Issuers should complete lines (ii), (iii), (iv), and (v)
              only if the form is being filed within 60 days after the close of the issuer's fiscal year. See instruction C.3.



13.    Check box if fees are being remitted to the Commission's
       lockbox depository as described in section 3a of the
       Commissions's Rules of Informal and Other Procedures
       (17 CFR 202.3a).                                              [X]


       Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: December 7, 1995

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


Carmen F. Deyesu, Treasurer
By (Signature and Title)*

December 8, 1995
Date